GENERAL AND ADMINSTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses

		Years ended December 31,
	Notes	2021	2020
Salaries		$22.8	$24.2
Directors' fees and expenses		1.1	1.1
Professional and consulting fees		8.3	5.2
Other administration costs		4.5	2.2
Share-based compensation		6.1	10.7
(Gain) loss on cash flow hedges	30(c)(ii)	(2.6)	1.8
Depreciation expense		1.8	1.6
		$42.0	$46.8